Related Party Balances and Transactions (Details) - Schedule of Major Related Parties and Their Relationships with the Company	12 Months Ended
Jun. 30, 2024
Huang Feng [Member]
Related Party Transaction [Line Items]
Relationship with the Group	Indirect majority shareholder of Li Bang International, CEO and Chairman of the Board
Xia Liang [Member]
Related Party Transaction [Line Items]
Relationship with the Group	Supervisor of Yangzhou Bangshijie and Suzhou Deji, CFO of Li Bang International
Li Funa [Member]
Related Party Transaction [Line Items]
Relationship with the Group	Director, indirect shareholder of Li Bang International and Huang Feng’s wife
Fan Hu [Member]
Related Party Transaction [Line Items]
Relationship with the Group	Executive director and legal representative of Yangzhou Bangshijie and Nanjing Bangshijie
Bangshida International Trade (Suzhou) Co., Ltd. [Member]
Related Party Transaction [Line Items]
Relationship with the Group	A vendor that is 50% owned by Mr. Xia Liang. On April 17, 2023, Mr. Xia sold his 50% equity share to a non-related third party.
Suzhou Beifusi Trading Co., Ltd. (“Suzhou Beifusi”) [Member]
Related Party Transaction [Line Items]
Relationship with the Group	A vendor, Huang Feng owns 65% share